Operating profit - Remuneration of Group's auditor (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Remuneration of Group's auditor
Audit fees	€ 27	€ 23	€ 21
Audit-related	3	2
Vantage Towers IPO			11
Non-audit fees	3	2	11
Total fees	30	25	32
Auditors' remuneration for interim review, preliminary announcements and control audits	1
Vantage Towers [Member]
Remuneration of Group's auditor
Gains (losses) on disposals of investments	8,607
Parent company
Remuneration of Group's auditor
Audit fees	5	4	3
Subsidiaries
Remuneration of Group's auditor
Audit fees	€ 22	€ 19	€ 18